T. ROWE PRICE EMERGING MARKETS LOCAL MULTI-SECTOR ACCOUNT PORTFOLIO
September 30, 2020 (Unaudited)

Portfolio of Investments‡	Par/Shares	$ Value		Par/Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

BRAZIL 10.2%			Government Bonds 3.4%
			Republic of Colombia,
Government Bonds 10.2%			6.00%, 4/28/28	86,600,000	24
Brazil Notas do Tesouro Nacional,			Republic of Colombia,
Series B, Inflation-Indexed,			7.00%, 5/4/22	110,000,000	31
6.00%, 5/15/45	33,274	8	Republic of Colombia,
Brazil Notas do Tesouro Nacional,			7.25%, 10/18/34	55,000,000	16
Series F,			Republic of Colombia,
10.00%, 1/1/23	440,000	87	7.50%, 8/26/26	302,000,000	91
Brazil Notas do Tesouro Nacional,			Republic of Colombia,
Series F,			10.00%, 7/24/24	53,600,000	17
10.00%, 1/1/25	1,785,000	360
Brazil Notas do Tesouro Nacional,					179
Series F,
10.00%, 1/1/27	360,000	73	Total Colombia
			(Cost $319)		245
Total Brazil

(Cost $671)		528	CZECH REPUBLIC 1.0%

CHILE 2.8%			Government Bonds 1.0%
			Czech Republic,
Government Bonds 2.8%			1.25%, 2/14/25	630,000	28
Bonos de la Tesoreria de la			Czech Republic,
Republica,			2.00%, 10/13/33	430,000	21
4.50%, 3/1/26	100,000,000	146
			Total Czech Republic
Total Chile			(Cost $44)		49
(Cost $151)		146

			EGYPT 1.9%
CHINA 1.8%

			Government Bonds 1.9%
Government Bonds 1.8%			Arab Republic of Egypt,
China Development Bank,			15.90%, 7/2/24	600,000	40
3.68%, 2/26/26	200,000	30	Arab Republic of Egypt,
People's Republic of China,			15.90%, 9/9/24	230,000	15
3.22%, 12/6/25	230,000	34	Arab Republic of Egypt Treasury
People's Republic of China,			Bills,
3.57%, 6/22/24	200,000	30	12.399%, 12/1/20	700,000	44

Total China			Total Egypt
(Cost $93)		94	(Cost $95)		99

COLOMBIA 4.7%			HUNGARY 4.6%

Corporate Bonds 1.3%			Government Bonds 4.6%
Empresas Public de Medellin,			Republic of Hungary,
7.625%, 9/10/24 (1)	240,000,000	66	1.00%, 11/26/25	5,000,000	16

		66	Republic of Hungary,
			3.00%, 10/27/27	20,440,000	71

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS LOCAL MULTI-SECTOR ACCOUNT PORTFOLIO

	Par/Shares	$ Value		Par/Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

Republic of Hungary,			MEXICO 11.1%
5.50%, 6/24/25	7,680,000	29
Republic of Hungary,			Government Bonds 11.1%
6.00%, 11/24/23	33,780,000	124	Petroleos Mexicanos,
Total Hungary			3.50%, 1/30/23 (USD)	39,000	38
(Cost $262)		240	Petroleos Mexicanos,
			6.50%, 3/13/27 (USD)	12,000	11
INDONESIA 10.3%			United Mexican States,
			5.75%, 3/5/26	400,000	19

Corporate Bonds 4.1%			United Mexican States,
			7.50%, 6/3/27	2,220,000	112
Jasa Marga Persero,			United Mexican States,
7.50%, 12/11/20 (1)	800,000,000	53	7.75%, 5/29/31	3,570,000	182
Standard Chartered Bank, CLN			United Mexican States,
(Reference: Republic of			8.50%, 5/31/29	2,000,000	107
Indonesia),
9.00%, 3/19/29 (1)	2,100,000,000	159	United Mexican States,
			10.00%, 12/5/24	1,936,000	104

		212	Total Mexico
Government Bonds 6.2%			(Cost $587)		573
Republic of Indonesia,
5.625%, 5/15/23	1,547,000,000	106	PERU 3.2%
Republic of Indonesia,
6.125%, 5/15/28	2,530,000,000	164	Corporate Bonds 0.3%
Republic of Indonesia,			Banco de Credito del Peru,
8.375%, 9/15/26	99,000,000	7	4.85%, 10/30/20 (1)	61,000	17
Republic of Indonesia,
8.75%, 5/15/31	609,000,000	46			17

		323	Government Bonds 2.9%
Total Indonesia			Republic of Peru,
(Cost $559)		535	6.15%, 8/12/32	50,000	16
			Republic of Peru,
			6.90%, 8/12/37	280,000	93
MALAYSIA 4.8%			Republic of Peru,
			8.20%, 8/12/26	110,000	40
Government Bonds 4.8%
Government of Malaysia,					149
3.478%, 6/14/24	200,000	51	Total Peru
Government of Malaysia,			(Cost $172)		166
4.232%, 6/30/31	155,000	42
Government of Malaysia,			POLAND 4.0%
4.392%, 4/15/26	280,000	74

Government of Malaysia,			Government Bonds 4.0%
4.935%, 9/30/43	292,000	81
			Republic of Poland,
Total Malaysia			2.50%, 7/25/26	245,000	70
(Cost $230)		248	Republic of Poland,
			2.75%, 10/25/29	100,000	29

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS LOCAL MULTI-SECTOR ACCOUNT PORTFOLIO

				Par/Shares	$ Value
	Par/Shares	$ Value	(Cost and value in $000s)
(Cost and value in $000s)			Republic of Serbia,
Republic of Poland,			4.50%, 1/11/26	4,260,000	46
5.75%, 9/23/22	385,000	111	Republic of Serbia,
			10.00%, 2/5/22	4,130,000	46
Total Poland
(Cost $201)		210	Total Serbia
			(Cost $114)		130

ROMANIA 4.8%			SOUTH AFRICA 8.6%

Government Bonds 4.8%
			Government Bonds 8.6%
Republic of Romania,
2.124%, 7/16/31 (EUR) (1)	5,000	6	Republic of South Africa,
Republic of Romania,			7.00%, 2/28/31	2,615,000	127
2.124%, 7/16/31 (EUR)	15,000	18	Republic of South Africa,
Republic of Romania,			8.00%, 1/31/30	674,000	37
3.624%, 5/26/30 (EUR)	30,000	40	Republic of South Africa,
Republic of Romania,			8.75%, 1/31/44	650,000	30
4.40%, 9/25/23	240,000	60	Republic of South Africa,
Republic of Romania,			8.75%, 2/28/48	1,285,000	59
4.75%, 2/24/25	295,000	75	Republic of South Africa,
Republic of Romania,			10.50%, 12/21/26	2,826,000	195
5.00%, 2/12/29	90,000	24	Total South Africa
Republic of Romania,			(Cost $507)		448
5.95%, 6/11/21	100,000	24
Total Romania			SRI LANKA 1.0%
(Cost $232)		247
			Government Bonds 1.0%
RUSSIA 10.3%			Republic of Sri Lanka Treasury Bills,
			8.323%, 11/27/20	10,000,000	54
Government Bonds 10.3%			Total Sri Lanka
Russian Federation,			(Cost $55)		54
6.90%, 5/23/29	4,830,000	66
Russian Federation,			SUPRANATIONAL 0.6%
7.05%, 1/19/28	2,000,000	27
Russian Federation,
7.10%, 10/16/24	9,820,000	135	Government Bonds 0.6%
Russian Federation,			European Bank for Reconstruction &
8.15%, 2/3/27	18,359,000	267	Development,
Russian Federation,			5.60%, 1/30/25 (IDR)	460,000,000	31
8.50%, 9/17/31	2,500,000	38	Total Supranational
Total Russia			(Cost $34)		31
(Cost $579)		533
			THAILAND 3.9%
SERBIA 2.5%
			Government Bonds 3.9%
Government Bonds 2.5%			Kingdom of Thailand,
Republic of Serbia,			3.40%, 6/17/36	935,000	36
5.875%, 2/8/28	3,290,000	38	Kingdom of Thailand,
			3.65%, 6/20/31	1,500,000	58
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS LOCAL MULTI-SECTOR ACCOUNT PORTFOLIO

	Par/Shares	$ Value
(Cost and value in $000s)
Kingdom of Thailand,
3.775%, 6/25/32	2,752,000	109
Total Thailand
(Cost $185)		203

TURKEY 1.4%

Government Bonds 1.4%
Republic of Turkey,
10.60%, 2/11/26	591,000	70
Total Turkey
(Cost $81)		70

SHORT-TERM INVESTMENTS 3.5%

MONEY MARKET FUNDS 3.5%
T. Rowe Price Government Reserve
Fund, 0.09% (2)(3)	181,249	181
Total Short-Term Investments
(Cost $181)		181

The accompanying notes are an integral part of this Portfolio of Investments.

	T. ROWE PRICE EMERGING MARKETS LOCAL MULTI-SECTOR ACCOUNT PORTFOLIO

(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.0%
OTC Options Purchased 0.0%
Counterparty	Description	Contracts	Notional Amount $	Value
BNP Paribas	USD Call/KRW Put, 10/21/20 @ 1175.00 (KRW) (4)	1	80	1
Citibank	USD Call/ CLP Put, 11/2/20 @ 790.00 (CLP) (4)	1	80	1
Total Options Purchased (Cost $2)				2
Total Investments in Securities 97.0%
(Cost $5,354)				$5,032
Other Assets Less Liabilities 3.0%				157
Net Assets 100.0%				$5,189

‡	Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $301 and represents 5.8% of net assets.
(2)	Affiliated Companies
(3)	Seven-day yield
(4)	Non-income producing
3M USD LIBOR	Three month USD LIBOR (London interbank offered rate)
6M PLN WIBOR	Six month PLN WIBOR (Warsaw interbank offered rate)
AUD	Australian Dollar
BRL	Brazilian Real
BRL CDI	One day Brazilian Interbank Deposit Rate
CAD	Canadian Dollar
CHF	Swiss Franc
CLN	Credit Linked Note
CLP	Chilean Peso
CNH	Offshore China Renminbi
COP	Colombian Peso
CZK	Czech Koruna
EGP	Egyptian Pound
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXIBTIIE	Mexican Interbank 28 day interest rate
MXN	Mexican Peso
MYR	Malaysian Ringgit
OTC	Over-the-counter
PEN	Peruvian New Sol
PHP	Philippines Peso
PLN	Polish Zloty
RON	New Romanian Leu
RSD	Serbian Dinar
RUB	Russian Ruble
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS LOCAL MULTI-SECTOR ACCOUNT PORTFOLIO

TWD	Taiwan Dollar
UAH	Ukraine Hryvnia
USD	U.S. Dollar
ZAR	South African Rand

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS LOCAL MULTI-SECTOR ACCOUNT PORTFOLIO

(Amounts In 000s)
SWAPS 0.8%
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)	$ Gain/(Loss)
BILATERAL SWAPS 0.5%

Interest Rate Swaps 0.5%

Brazil 0.5%
Goldman Sachs, 4 Year Interest Rate Swap, Receive Fixed 9.525% At
Termination, Pay Variable 1.90% (BRL CDI) At Termination, 1/3/22	860	26	—	26
Total Brazil			—	26

Total Bilateral Interest Rate Swaps			—	26

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS LOCAL MULTI-SECTOR ACCOUNT PORTFOLIO

(Amounts In 000s)
	Notional		Initial	Unrealized $
Description	Amount	$ Value	$ Value	Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.3%

Interest Rate Swaps 0.3%

Mexico 0.2%
4 Year Interest Rate Swap, Receive Fixed 6.50% 28 Days, Pay Variable
4.752% (MXIBTIIE) 28 Days 3/21/24	1,000	3	1	2
5 Year Interest Rate Swap, Receive Fixed 6.54% 28 Days, Pay Variable
4.746% (MXIBTIIE) 28 Days 12/3/24	450	2	1	1
5 Year Interest Rate Swap, Receive Fixed 7.485% 28 Days, Pay Variable
4.55% (MXIBTIIE) 28 Days 6/5/24	800	3	—	3
5 Year Interest Rate Swap, Receive Fixed 8.71% 28 Days, Pay Variable
4.734% (MXIBTIIE) 28 Days 12/13/23	700	4	—	4
Total Mexico				10

Poland 0.1%
5 Year Interest Rate Swap, Receive Fixed 2.536% Annually, Pay Variable
0.26% (6M PLN WIBOR) Semi-Annually, 9/28/23	250	4	—	4
Total Poland				4

United States 0.0%
3 Year Interest Rate Swap, Receive Fixed 1.671% Semi-Annually, Pay
Variable 0.25% (3M USD LIBOR) Quarterly, 12/8/20	50	—	—	—
Total United States				—

Total Centrally Cleared Interest Rate Swaps				14
Total Centrally Cleared Swaps				14
Net payments (receipts) of variation margin to date				(14)
Variation margin receivable (payable) on centrally cleared swaps				—

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS LOCAL MULTI-SECTOR ACCOUNT PORTFOLIO

(Amounts In 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS

						Unrealized
Counterparty	Settlement	Receive	Deliver		Gain/(Loss)
Bank of America	10/8/20	USD	11	KRW	13,191$	—
Bank of America	10/9/20	IDR	639,324	USD	43	—
Bank of America	10/9/20	INR	2,961	USD	39	1
Bank of America	10/16/20	RON	135	USD	31	1
Bank of America	10/16/20	USD	17	HUF	5,035	—
Bank of America	11/20/20	USD	39	EUR	33	—
Bank of America	12/11/20	PHP	359	USD	7	—
Barclays Bank	10/9/20	USD	24 IDR		351,765	—
Barclays Bank	10/9/20	USD	43 INR		3,175	—
Barclays Bank	10/9/20	USD	18	RUB	1,393	—
Barclays Bank	10/16/20	TRY	496	USD	69	(5)
Barclays Bank	12/18/20	USD	6	CNH	38	—
Barclays Bank	1/22/21	INR	3,175	USD	43	—
BNP Paribas	10/8/20	KRW	38,980	USD	33	—
BNP Paribas	10/9/20	USD	21 INR		1,573	—
BNP Paribas	10/16/20	HUF	4,682	USD	15	—
BNP Paribas	11/20/20	EUR	24	USD	28	(1)
BNP Paribas	12/11/20	UAH	655	USD	23	—
BNP Paribas	12/18/20	USD	5	CNH	34	—
BNP Paribas	1/22/21	INR	1,573	USD	21	—
BNP Paribas	1/22/21	USD	33	KRW	38,980	—
Canadian Imperial Bank of Commerce	10/16/20	USD	20	MXN	432	1
Canadian Imperial Bank of Commerce	10/23/20	USD	27	CAD	35	—
Canadian Imperial Bank of Commerce	11/20/20	EUR	38	USD	45	—
Citibank	10/9/20	INR	3,948	USD	52	2
Citibank	10/9/20	USD	14 IDR		214,442	—
Citibank	10/9/20	USD	28 INR		2,080	—
Citibank	10/13/20	PEN	85	USD	24	—
Citibank	10/15/20	ILS	180	USD	52	—
Citibank	10/16/20	RSD	1,638	USD	16	1
Citibank	10/16/20	USD	7	CZK	148	—
Citibank	10/16/20	USD	35	RSD	3,535	—
Citibank	11/5/20	EGP	526	USD	31	2
Citibank	11/20/20	CHF	25	EUR	23	—
Citibank	11/20/20	USD	222	EUR	187	3
Citibank	12/15/20	USD	30	EGP	487	—
Citibank	12/18/20	USD	5	CNH	31	—
Citibank	1/15/21	RSD	3,535	USD	35	—
Citibank	1/21/21	USD	52 ILS		180	—
Citibank	1/22/21	IDR	214,442	USD	14	—
Credit Suisse	10/9/20	INR	2,961	USD	39	1
Credit Suisse	10/9/20	USD	19 IDR		276,173	—
Deutsche Bank	12/11/20	USD	21	MYR	85	—
Goldman Sachs	10/8/20	TWD	1,560	USD	54	—
Goldman Sachs	10/8/20	USD	22	KRW	26,909	(1)
Goldman Sachs	10/9/20	USD	32 IDR		467,849	—
Goldman Sachs	10/9/20	USD	6 IDR		86,039	—
Goldman Sachs	10/9/20	USD	21 INR		1,552	—
Goldman Sachs	12/14/20	THB	2,154	USD	69	(1)
Goldman Sachs	1/22/21	IDR	86,039	USD	6	—

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS LOCAL MULTI-SECTOR ACCOUNT PORTFOLIO

(Amounts In 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)

					Unrealized
Counterparty	Settlement	Receive	Deliver	Gain/(Loss)
Goldman Sachs	1/22/21	INR	1,552USD	21$	—
Goldman Sachs	1/22/21	USD	55TWD	1,560	—
HSBC Bank	10/8/20	TWD	3,392USD	117	1
HSBC Bank	10/8/20	USD	18KRW	21,979	—
HSBC Bank	10/8/20	USD	211TWD	6,106	(1)
HSBC Bank	10/9/20	IDR	698,891USD	47	—
HSBC Bank	10/9/20	INR	4,024USD	53	2
HSBC Bank	10/9/20	USD	14IDR	207,234	—
HSBC Bank	10/9/20	USD	38RUB	2,695	3
HSBC Bank	10/16/20	USD	16HUF	4,932	—
HSBC Bank	10/23/20	USD	33AUD	47	(1)
HSBC Bank	12/14/20	THB	1,265USD	40	—
HSBC Bank	12/18/20	CNH	83USD	12	—
HSBC Bank	1/22/21	USD	119TWD	3,392	(1)
JPMorgan Chase	10/9/20	IDR	421,553USD	28	—
JPMorgan Chase	10/9/20	RUB	8,245USD	111	(5)
JPMorgan Chase	10/9/20	USD	28INR	2,083	—
JPMorgan Chase	10/9/20	USD	40RUB	3,022	2
JPMorgan Chase	10/13/20	PEN	24USD	7	—
JPMorgan Chase	10/13/20	USD	16PEN	55	—
JPMorgan Chase	10/15/20	USD	52ILS	180	(1)
JPMorgan Chase	10/16/20	CZK	105USD	5	—
JPMorgan Chase	10/16/20	HUF	1,679USD	6	—
JPMorgan Chase	10/16/20	MXN	1,017USD	47	(1)
JPMorgan Chase	10/16/20	RON	111USD	27	—
JPMorgan Chase	10/16/20	RSD	2,757USD	28	—
JPMorgan Chase	10/16/20	TRY	61USD	8	—
JPMorgan Chase	10/16/20	USD	14CZK	325	—
JPMorgan Chase	10/16/20	USD	112HUF	33,259	5
JPMorgan Chase	10/16/20	USD	19MXN	408	—
JPMorgan Chase	10/16/20	USD	70MXN	1,610	(3)
JPMorgan Chase	10/16/20	USD	40RON	166	—
JPMorgan Chase	10/16/20	USD	9RSD	860	—
JPMorgan Chase	10/16/20	USD	40TRY	298	2
JPMorgan Chase	10/23/20	CHF	25USD	27	—
JPMorgan Chase	10/23/20	JPY	8,449USD	80	—
JPMorgan Chase	10/23/20	USD	27CAD	36	—
JPMorgan Chase	10/23/20	USD	41CHF	37	1
JPMorgan Chase	11/6/20	TRY	193USD	26	(1)
JPMorgan Chase	11/13/20	PLN	161USD	42	—
JPMorgan Chase	11/13/20	USD	57PLN	212	2
JPMorgan Chase	11/20/20	EUR	67USD	79	(1)
JPMorgan Chase	11/20/20	USD	54EUR	46	—
JPMorgan Chase	12/2/20	BRL	155USD	27	—
JPMorgan Chase	12/2/20	BRL	133USD	24	(1)
JPMorgan Chase	12/2/20	USD	97BRL	529	3
JPMorgan Chase	12/11/20	CLP	1,616USD	2	—
JPMorgan Chase	12/11/20	CLP	14,545USD	19	—
JPMorgan Chase	12/11/20	COP	48,937USD	13	—
JPMorgan Chase	12/11/20	COP	151,649USD	41	(2)
JPMorgan Chase	12/11/20	USD	13COP	49,233	—

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS LOCAL MULTI-SECTOR ACCOUNT PORTFOLIO

(Amounts In 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)

					Unrealized
Counterparty	Settlement	Receive	Deliver	Gain/(Loss)
JPMorgan Chase	12/14/20	THB	232USD	7$	—
JPMorgan Chase	12/14/20	USD	11THB	351	—
JPMorgan Chase	1/21/21	ILS	180USD	52	1
JPMorgan Chase	1/22/21	USD	16IDR	235,912	—
Morgan Stanley	10/8/20	KRW	39,878USD	34	—
Morgan Stanley	10/8/20	TWD	1,153USD	38	1
Morgan Stanley	10/8/20	USD	14KRW	16,778	—
Morgan Stanley	10/9/20	USD	4IDR	63,762	—
Morgan Stanley	10/13/20	PEN	223USD	63	(1)
Morgan Stanley	10/16/20	MXN	2,029USD	89	2
Morgan Stanley	10/23/20	USD	11AUD	15	—
Morgan Stanley	12/11/20	PHP	293USD	6	—
Morgan Stanley	12/18/20	USD	27SGD	37	—
Morgan Stanley	1/22/21	IDR	63,762USD	4	—
Morgan Stanley	1/22/21	USD	34KRW	39,878	—
Morgan Stanley	1/22/21	USD	40TWD	1,153	—
RBC Dominion Securities	10/23/20	USD	26CAD	35	—
Standard Chartered	12/11/20	MYR	784USD	189	—
Standard Chartered	12/11/20	USD	9MYR	37	—
State Street	10/23/20	USD	33AUD	47	(1)
State Street	12/18/20	CNH	76USD	11	—
UBS Investment Bank	10/9/20	RUB	746USD	10	(1)
UBS Investment Bank	10/16/20	CZK	5,791USD	244	7
UBS Investment Bank	10/23/20	USD	78CHF	73	(1)
UBS Investment Bank	11/13/20	PLN	808USD	217	(7)
UBS Investment Bank	12/18/20	USD	18ZAR	296	—
Net unrealized gain (loss) on open forward currency
exchange contracts					$7

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS LOCAL MULTI-SECTOR ACCOUNT PORTFOLIO

FUTURES CONTRACTS
($000 s)
				Value and
	Expiration	Notional		Unrealized Gain
	Date	Amount		(Loss)
Short, 2 Euro SCHATZ contracts	12/20	(263	) $	—
Short, 2 U.S. Treasury Notes five year contracts	12/20	(252)		—
Net payments (receipts) of variation margin to date				—
Variation margin receivable (payable) on open futures contracts				$—

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS LOCAL MULTI-SECTOR ACCOUNT PORTFOLIO

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

Change in Net
	Net Realized Gain		Unrealized	Investment
Affiliate		(Loss)	Gain/Loss	Income
T. Rowe Price Government Reserve Fund	$	—#	$—	$2+

Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	12/31/19	Cost	Cost	9/30/20
T. Rowe Price Government Reserve Fund	$662	¤	¤ $	181^

#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+	Investment income comprised $2 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $181.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS LOCAL MULTI-SECTOR ACCOUNT PORTFOLIO
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Emerging Markets Local Multi-Sector Account Portfolio (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE EMERGING MARKETS LOCAL MULTI-SECTOR ACCOUNT PORTFOLIO

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level
2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and generally are categorized in Level 2 of the fair value hierarchy.
Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy. Forward currency exchange contracts are valued using the prevailing forward exchange rate and are categorized in Level 2 of the fair value hierarchy. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers and generally are categorized in Level 2 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

T. ROWE PRICE EMERGING MARKETS LOCAL MULTI-SECTOR ACCOUNT PORTFOLIO

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)		Level 1	Level 2	Level 3	Total Value
Assets
Fixed Income Securities[1]	$	— $	4,849$	— $	4,849
Short-Term Investments		181	—	—	181
Options Purchased		—	2	—	2
Total Securities		181	4,851	—	5,032
Swaps		—	26	—	26
Forward Currency Exchange Contracts		—	44	—	44
Total		$181$	4,921$	— $	5,102
Liabilities
Forward Currency Exchange Contracts	$	— $	37$	— $	37

[1] Includes Corporate Bonds, Government Bonds.